UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Disruptive Technology ETF Fidelity® Disruptive Technology ETF : FDTX Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 27	0.50%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$164,085,685
Number of Holdings	46
Portfolio Turnover	28%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	69.6
Communication Services	18.3
Consumer Discretionary	6.2
Financials	2.9
Health Care	2.0
Industrials	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.3
Salesforce Inc	5.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Microsoft Corp	4.8
Netflix Inc	4.5
Shopify Inc Class A (United States)	4.5
Meta Platforms Inc Class A	4.3
Marvell Technology Inc	4.3
Amazon.com Inc	4.1
Alphabet Inc Class C	3.6
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915148.100    6999-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Disruptive Communications ETF Fidelity® Disruptive Communications ETF : FDCF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 27	0.50%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$58,632,462
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Communication Services	44.9
Information Technology	35.3
Consumer Discretionary	9.2
Real Estate	5.0
Industrials	3.5
Energy	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	5.4
NVIDIA Corp	5.3
Sea Ltd Class A ADR	5.3
Alphabet Inc Class A	5.2
American Tower Corp	5.0
Arista Networks Inc	5.0
T-Mobile US Inc	4.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.3
Liberty Broadband Corp Class A	3.8
Snap Inc Class A	3.2
47.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915145.100    6996-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Disruptive Automation ETF Fidelity® Disruptive Automation ETF : FBOT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 26	0.50%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$100,341,323
Number of Holdings	47
Portfolio Turnover	30%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	46.1
Information Technology	43.4
Consumer Discretionary	5.4
Health Care	2.6
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
PTC Inc	5.7
NVIDIA Corp	5.6
Teradyne Inc	3.6
Recruit Holdings Co Ltd	3.5
Shenzhen Inovance Technology Co Ltd A Shares (China)	3.3
Deere & Co	3.0
Tesla Inc	3.0
Accenture PLC Class A	2.8
Rockwell Automation Inc	2.8
39.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915144.100    6995-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Disruptors ETF Fidelity® Disruptors ETF : FDIF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$95,252,449
Number of Holdings	7
Portfolio Turnover	4%
What did the Fund invest in?
(as of November 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Disruptive Finance ETF	23.0
Fidelity Disruptive Communications ETF	20.7
Fidelity Disruptive Technology ETF	20.7
Fidelity Disruptive Medicine ETF	17.7
Fidelity Disruptive Automation ETF	17.6
99.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915149.100    7027-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Disruptive Finance ETF Fidelity® Disruptive Finance ETF : FDFF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 29	0.50%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$48,004,378
Number of Holdings	47
Portfolio Turnover	24%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	90.9
Industrials	4.3
Information Technology	3.1
Real Estate	0.9
Consumer Discretionary	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apollo Global Management Inc	5.8
Blackrock Inc	5.4
Visa Inc Class A	5.2
Capital One Financial Corp	5.0
Mastercard Inc Class A	5.0
Flywire Corp	4.4
AvidXchange Holdings Inc	4.3
Baldwin Insurance Group Inc/The Class A	3.7
Block Inc Class A	3.7
Adyen NV	3.3
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915146.100    6997-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Disruptive Medicine ETF Fidelity® Disruptive Medicine ETF : FMED Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 27	0.50%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$55,700,912
Number of Holdings	61
Portfolio Turnover	39%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	99.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	6.4
UnitedHealth Group Inc	4.7
Intuitive Surgical Inc	4.5
Insulet Corp	4.4
Danaher Corp	3.8
Argenx SE ADR	3.3
Exact Sciences Corp	3.3
Regeneron Pharmaceuticals Inc	3.0
Legend Biotech Corp ADR	2.9
Alnylam Pharmaceuticals Inc	2.8
39.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915147.100    6998-TSRS-0125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF

Semi-Annual Report
November 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disruptive Automation ETF
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Interactive Media & Services - 2.1%
Alphabet, Inc. Class C	12,612	2,150,220
CONSUMER DISCRETIONARY - 5.4%
Automobiles - 4.2%
BYD Co. Ltd. (H Shares)	37,876	1,234,621
Tesla, Inc. (a)	8,694	3,000,821
		4,235,442
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	5,700	1,184,973
TOTAL CONSUMER DISCRETIONARY		5,420,415
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 2.6%
Intuitive Surgical, Inc. (a)	4,771	2,585,882
INDUSTRIALS - 46.1%
Electrical Equipment - 5.3%
AMETEK, Inc.	8,998	1,749,031
Rockwell Automation, Inc.	9,229	2,723,847
Sensata Technologies PLC	26,009	835,929
		5,308,807
Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	19,992	1,438,624
Industrial Conglomerates - 2.6%
Siemens AG	13,643	2,640,662
Machinery - 33.3%
Airtac International Group	73,082	1,778,041
ATS Corp. (a)	38,727	1,264,945
Caterpillar, Inc.	3,893	1,580,986
Daifuku Co. Ltd.	100,121	2,085,868
Deere & Co.	6,447	3,003,657
Epiroc AB (A Shares)	74,436	1,357,505
Estun Automation Co. Ltd. (A Shares)	850,772	2,141,363
FANUC Corp.	86,600	2,249,869
HIWIN Technologies Corp.	309,693	2,207,937
Kardex Holding AG	5,390	1,673,381
Komatsu Ltd.	54,400	1,463,853
Misumi Group, Inc.	129,210	2,095,998
Sandvik AB	75,896	1,404,675
Shenzhen Inovance Technology Co. Ltd. (A Shares)	389,115	3,239,558
SMC Corp.	4,794	2,035,964
Symbotic, Inc. (a)(b)	49,776	1,338,974
THK Co. Ltd.	101,547	2,449,508
		33,372,082
Professional Services - 3.5%
Recruit Holdings Co. Ltd.	50,435	3,500,768
TOTAL INDUSTRIALS		46,260,943
INFORMATION TECHNOLOGY - 43.4%
Electronic Equipment, Instruments & Components - 4.8%
Keyence Corp.	4,900	2,119,627
Renishaw PLC	40,851	1,627,001
Teledyne Technologies, Inc. (a)	2,200	1,067,572
		4,814,200
IT Services - 2.8%
Accenture PLC Class A	7,794	2,824,312
Semiconductors & Semiconductor Equipment - 15.6%
NVIDIA Corp.	40,594	5,612,121
Taiwan Semiconductor Manufacturing Co. Ltd.	210,004	6,441,564
Teradyne, Inc.	32,963	3,625,930
		15,679,615
Software - 18.4%
Aspen Technology, Inc. (a)(b)	9,050	2,262,500
Autodesk, Inc. (a)	4,997	1,458,624
Dassault Systemes SA	56,679	1,955,589
Five9, Inc. (a)	27,634	1,140,732
Manhattan Associates, Inc. (a)	5,140	1,467,162
Microsoft Corp.	3,041	1,287,742
Nemetschek SE	8,501	882,173
PTC, Inc. (a)	28,512	5,704,111
Synopsys, Inc. (a)	4,193	2,341,749
		18,500,382
Technology Hardware, Storage & Peripherals - 1.8%
Raspberry Pi Ltd. (b)	378,505	1,752,165
TOTAL INFORMATION TECHNOLOGY		43,570,674
TOTAL COMMON STOCKS (Cost $82,363,176)		99,988,134

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (c)	137,555	137,582
Fidelity Securities Lending Cash Central Fund 4.64% (c)(d)	2,833,766	2,834,049
TOTAL MONEY MARKET FUNDS (Cost $2,971,631)		2,971,631

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $85,334,807)	102,959,765
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(2,618,442)
NET ASSETS - 100.0%	100,341,323

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	179,990	3,223,851	3,266,261	8,556	2	-	137,582	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	1,508,950	12,285,919	10,960,820	5,155	-	-	2,834,049	0.0%
Total	1,688,940	15,509,770	14,227,081	13,711	2	-	2,971,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,150,220	2,150,220	-	-
Consumer Discretionary	5,420,415	5,420,415	-	-
Health Care	2,585,882	2,585,882	-	-
Industrials	46,260,943	46,260,943	-	-
Information Technology	43,570,674	43,570,674	-	-

Money Market Funds	2,971,631	2,971,631	-	-
Total Investments in Securities:	102,959,765	102,959,765	-	-
Fidelity® Disruptive Automation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,911,535) - See accompanying schedule:
Unaffiliated issuers (cost $82,363,176)	$99,988,134
Fidelity Central Funds (cost $2,971,631)	2,971,631

Total Investment in Securities (cost $85,334,807)		$102,959,765
Cash		11,967
Dividends receivable		124,877
Reclaims receivable		117,145
Interest receivable		27
Distributions receivable from Fidelity Central Funds		1,767
Other receivables		2,259
Total assets		103,217,807
Liabilities
Accrued management fee	$42,309
Other payables and accrued expenses	126
Collateral on securities loaned	2,834,049
Total liabilities		2,876,484
Net Assets		$100,341,323
Net Assets consist of:
Paid in capital		$91,936,294
Total accumulated earnings (loss)		8,405,029
Net Assets		$100,341,323
Net Asset Value, offering price and redemption price per share ($100,341,323 ÷ 3,605,492 shares)		$27.83
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$380,915
Interest		27
Income from Fidelity Central Funds (including $5,155 from security lending)		13,711
Total income		394,653
Expenses
Management fee	$251,943
Independent trustees' fees and expenses	227
Total expenses before reductions	252,170
Expense reductions	(466)
Total expenses after reductions		251,704
Net Investment income (loss)		142,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,156,990)
Redemptions in-kind	2,455,668
Fidelity Central Funds	2
Foreign currency transactions	(26,341)
Total net realized gain (loss)		1,272,339
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,365,055
Assets and liabilities in foreign currencies	5,156
Total change in net unrealized appreciation (depreciation)		6,370,211
Net gain (loss)		7,642,550
Net increase (decrease) in net assets resulting from operations		$7,785,499
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,949	$425,134
Net realized gain (loss)	1,272,339	131,063
Change in net unrealized appreciation (depreciation)	6,370,211	3,058,893
Net increase (decrease) in net assets resulting from operations	7,785,499	3,615,090
Distributions to shareholders	(239,241)	(600,970)

Share transactions
Proceeds from sales of shares	-	8,359,190
Reinvestment of distributions	-	249,235
Cost of shares redeemed	(10,679,760)	(19,873,274)

Net increase (decrease) in net assets resulting from share transactions	(10,679,760)	(11,264,849)
Total increase (decrease) in net assets	(3,133,502)	(8,250,729)

Net Assets
Beginning of period	103,474,825	111,725,554
End of period	$100,341,323	$103,474,825

Other Information
Shares
Sold	-	323,637
Issued in reinvestment of distributions	-	9,878
Redeemed	(400,000)	(834,365)
Net increase (decrease)	(400,000)	(500,850)

See Organization and Reorganization information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Automation ETF

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$25.83	$24.80	$22.33	$27.34	$17.80	$14.96
Income from Investment Operations
Net investment income (loss) C,D	.04	.10	.05	(.09)	.02	(.02)
Net realized and unrealized gain (loss)	2.02	1.07	2.42	(4.37)	9.60	2.86
Total from investment operations	2.06	1.17	2.47	(4.46)	9.62	2.84
Distributions from net investment income	(.06)	(.14)	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(.55)	(.03)	-
Total distributions	(.06)	(.14)	-	(.55)	(.08) E	-
Net asset value, end of period	$27.83	$25.83	$24.80	$22.33	$27.34	$17.80
Total Return F,G,H	7.99%	4.76%	11.05%	(16.75)%	54.13%	19.00%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.50% K	.51%	.85%	1.00%	1.01% L	1.01% K,L
Expenses net of fee waivers, if any	.50 % K	.51%	.85%	1.00%	1.01% L	1.01% K,L
Expenses net of all reductions	.50% K	.50%	.85%	1.00%	1.01% L	1.01% K,L
Net investment income (loss)	.28% K	.40%	.23%	(.33)%	.06%	(.47)% K
Supplemental Data
Net assets, end of period (000 omitted)	$100,341	$103,475	$111,726	$36,333	$111,910	$5,308
Portfolio turnover rate M	30 % K,N	52% N	26% N	22%	14%	6% O

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Fidelity® Disruptive Communications ETF
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 44.9%
Diversified Telecommunication Services - 4.5%
Cellnex Telecom SA (a)	40,496	1,454,145
Quebecor, Inc. Class B (sub. vtg.)	48,840	1,150,141
		2,604,286
Entertainment - 9.5%
Netflix, Inc. (b)	1,456	1,291,195
Sea Ltd. ADR Class A (b)	27,220	3,097,636
Spotify Technology SA (b)	1,884	898,593
Ubisoft Entertainment SA (b)	23,276	306,355
		5,593,779
Interactive Media & Services - 18.6%
Alphabet, Inc. Class A	17,792	3,005,958
Bumble, Inc. Class A (b)	68,950	599,176
Meta Platforms, Inc. Class A	3,091	1,775,223
NAVER Corp.	8,637	1,278,721
Pinterest, Inc. Class A (b)	49,214	1,492,168
Snap, Inc. Class A (b)	158,247	1,868,897
Tencent Holdings Ltd.	16,815	860,202
		10,880,345
Media - 6.7%
Comcast Corp. Class A	29,114	1,257,434
EchoStar Corp. Class A (b)	19,331	488,881
Liberty Broadband Corp. Class A (b)	25,875	2,190,836
		3,937,151
Wireless Telecommunication Services - 5.6%
Gogo, Inc. (b)(c)	74,653	599,464
T-Mobile U.S., Inc.	10,821	2,672,138
		3,271,602
TOTAL COMMUNICATION SERVICES		26,287,163
CONSUMER DISCRETIONARY - 9.2%
Broadline Retail - 9.2%
Alibaba Group Holding Ltd. sponsored ADR	8,927	779,952
Amazon.com, Inc. (b)	15,287	3,178,012
PDD Holdings, Inc. ADR (b)	14,906	1,439,323
		5,397,287
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd. GDR (a)	11,898	717,449
INDUSTRIALS - 3.5%
Construction & Engineering - 1.0%
Dycom Industries, Inc. (b)	3,410	617,756
Ground Transportation - 2.5%
Uber Technologies, Inc. (b)	20,196	1,453,304
TOTAL INDUSTRIALS		2,071,060
INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 5.0%
Arista Networks, Inc. (b)	7,182	2,914,599
IT Services - 4.0%
Cloudflare, Inc. Class A (b)(c)	6,235	622,440
Twilio, Inc. Class A (b)	16,201	1,693,653
		2,316,093
Semiconductors & Semiconductor Equipment - 13.5%
Impinj, Inc. (b)(c)	4,083	784,793
NVIDIA Corp.	22,526	3,114,220
NXP Semiconductors NV	2,859	655,769
ON Semiconductor Corp. (b)	7,036	500,400
Renesas Electronics Corp.	28,290	371,269
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,537	2,499,742
		7,926,193
Software - 10.3%
Cadence Design Systems, Inc. (b)	4,339	1,331,249
DocuSign, Inc. (b)	7,925	631,543
Microsoft Corp.	1,871	792,294
Samsara, Inc. Class A (b)	20,738	1,109,276
ServiceNow, Inc. (b)	749	786,031
Synopsys, Inc. (b)	1,087	607,079
Zoom Communications, Inc. Class A (b)	9,533	788,284
		6,045,756
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	6,286	1,491,856
TOTAL INFORMATION TECHNOLOGY		20,694,497
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	13,949	2,915,341
TOTAL COMMON STOCKS (Cost $42,523,339)		58,082,797

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (d)	549,626	549,736
Fidelity Securities Lending Cash Central Fund 4.64% (d)(e)	1,272,823	1,272,950
TOTAL MONEY MARKET FUNDS (Cost $1,822,686)		1,822,686

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $44,346,025)	59,905,483
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(1,273,021)
NET ASSETS - 100.0%	58,632,462

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,171,594 or 3.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	391,277	1,497,100	1,338,651	6,720	10	-	549,736	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	-	1,387,209	114,259	29	-	-	1,272,950	0.0%
Total	391,277	2,884,309	1,452,910	6,749	10	-	1,822,686

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	26,287,163	26,287,163	-	-
Consumer Discretionary	5,397,287	5,397,287	-	-
Energy	717,449	717,449	-	-
Industrials	2,071,060	2,071,060	-	-
Information Technology	20,694,497	20,694,497	-	-
Real Estate	2,915,341	2,915,341	-	-

Money Market Funds	1,822,686	1,822,686	-	-
Total Investments in Securities:	59,905,483	59,905,483	-	-
Fidelity® Disruptive Communications ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,234,202) - See accompanying schedule:
Unaffiliated issuers (cost $42,523,339)	$58,082,797
Fidelity Central Funds (cost $1,822,686)	1,822,686

Total Investment in Securities (cost $44,346,025)		$59,905,483
Foreign currency held at value (cost $138)		139
Dividends receivable		21,620
Distributions receivable from Fidelity Central Funds		1,987
Other receivables		308
Total assets		59,929,537
Liabilities
Accrued management fee	$23,904
Other payables and accrued expenses	221
Collateral on securities loaned	1,272,950
Total liabilities		1,297,075
Net Assets		$58,632,462
Net Assets consist of:
Paid in capital		$48,548,669
Total accumulated earnings (loss)		10,083,793
Net Assets		$58,632,462
Net Asset Value, offering price and redemption price per share ($58,632,462 ÷ 1,507,063 shares)		$38.91
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$132,746
Income from Fidelity Central Funds (including $29 from security lending)		6,749
Total income		139,495
Expenses
Management fee	$129,152
Independent trustees' fees and expenses	109
Total expenses before reductions	129,261
Expense reductions	(155)
Total expenses after reductions		129,106
Net Investment income (loss)		10,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,291,455
Redemptions in-kind	510,058
Fidelity Central Funds	10
Foreign currency transactions	(375)
Total net realized gain (loss)		2,801,148
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,576,591
Assets and liabilities in foreign currencies	67
Total change in net unrealized appreciation (depreciation)		4,576,658
Net gain (loss)		7,377,806
Net increase (decrease) in net assets resulting from operations		$7,388,195
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,389	$(56,473)
Net realized gain (loss)	2,801,148	2,695,971
Change in net unrealized appreciation (depreciation)	4,576,658	10,821,394
Net increase (decrease) in net assets resulting from operations	7,388,195	13,460,892
Distributions to shareholders	(39,184)	-

Share transactions
Proceeds from sales of shares	3,833,918	6,157,751
Cost of shares redeemed	(3,545,746)	(6,604,379)

Net increase (decrease) in net assets resulting from share transactions	288,172	(446,628)
Total increase (decrease) in net assets	7,637,183	13,014,264

Net Assets
Beginning of period	50,995,279	37,981,015
End of period	$58,632,462	$50,995,279

Other Information
Shares
Sold	100,000	203,661
Redeemed	(100,000)	(251,280)
Net increase (decrease)	-	(47,619)

See Organization and Reorganization information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Communications ETF

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$33.84	$24.44	$23.29	$34.12	$23.21	$20.05
Income from Investment Operations
Net investment income (loss) C,D	.01	(.04)	(.10) E	(.26)	(.26)	- F
Net realized and unrealized gain (loss)	5.09	9.44	1.25	(8.93)	11.59	3.16
Total from investment operations	5.10	9.40	1.15	(9.19)	11.33	3.16
Distributions from net investment income	(.03)	-	-	-	- F	-
Distributions from net realized gain	-	-	-	(1.64)	(.41)	-
Total distributions	(.03)	-	-	(1.64)	(.42) G	-
Net asset value, end of period	$38.91	$33.84	$24.44	$23.29	$34.12	$23.21
Total Return H,I,J	15.05%	38.49%	4.91%	(28.39)%	48.96%	15.80%
Ratios to Average Net Assets D,K,L
Expenses before reductions	.50% M	.51%	.79%	.99% N	1.01% N	1.01% M,N
Expenses net of fee waivers, if any	.50 % M	.50%	.79%	.99% N	1.01% N	1.01% M,N
Expenses net of all reductions	.50% M	.50%	.79%	.99% N	1.01% N	1.01% M,N
Net investment income (loss)	.04% M	(.14)%	(.44)% E	(.81)%	(.83)%	(.23)% M
Supplemental Data
Net assets, end of period (000 omitted)	$58,632	$50,995	$37,981	$7,746	$36,731	$2,880
Portfolio turnover rate O	35 % M,P	35% P	31%	32%	39%	0% Q

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.53)%.
FAmount represents less than $.005 per share.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JBased on net asset value.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
PPortfolio turnover rate excludes securities received or delivered in-kind.
QAmount not annualized.
Fidelity® Disruptive Finance ETF
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.8%
Broadline Retail - 0.8%
MercadoLibre, Inc. (a)	198	393,064
FINANCIALS - 90.9%
Banks - 9.6%
DBS Group Holdings Ltd.	46,363	1,468,814
DNB Bank ASA	45,676	954,397
FinecoBank SpA	77,365	1,241,866
Nu Holdings Ltd. Class A (a)	32,828	411,335
Pathward Financial, Inc.	6,568	550,924
SVB Financial Group (a)(b)	2,763	0
		4,627,336
Capital Markets - 22.6%
Ares Management Corp. Class A,	3,650	645,065
BlackRock, Inc.	2,530	2,587,684
Blue Owl Capital, Inc. Class A	41,619	987,619
Cboe Global Markets, Inc.	3,403	734,538
Coinbase Global, Inc. Class A (a)	3,298	976,868
Intercontinental Exchange, Inc.	8,500	1,368,160
London Stock Exchange Group PLC	9,262	1,328,218
MarketAxess Holdings, Inc.	2,000	517,380
MSCI, Inc.	801	488,314
Tradeweb Markets, Inc. Class A	5,265	713,408
Virtu Financial, Inc. Class A	12,937	482,679
		10,829,933
Consumer Finance - 7.2%
Ally Financial, Inc.	10,780	430,984
Capital One Financial Corp.	12,610	2,421,246
NerdWallet, Inc. (a)	43,581	610,134
		3,462,364
Financial Services - 44.9%
Adyen BV (a)(c)	1,089	1,586,264
Affirm Holdings, Inc. Class A, (a)	10,300	721,103
Apollo Global Management, Inc.	15,935	2,789,102
AvidXchange Holdings, Inc. (a)	179,912	2,058,193
Block, Inc. Class A (a)	19,882	1,760,551
Dlocal Ltd. (a)(d)	85,892	982,604
Fiserv, Inc. (a)	3,989	881,409
Flywire Corp. (a)	92,447	2,099,471
MasterCard, Inc. Class A	4,460	2,376,912
PennyMac Financial Services, Inc.	4,360	467,087
Repay Holdings Corp. (a)(d)	39,185	316,615
Shift4 Payments, Inc. Class A (a)(d)	4,122	470,238
Toast, Inc. (a)	32,207	1,402,293
UWM Holdings Corp. Class A	47,192	307,220
Visa, Inc. Class A	7,972	2,511,818
Wise PLC (a)	71,761	805,374
		21,536,254
Insurance - 6.6%
Beazley PLC	50,469	498,663
Hiscox Ltd.	66,631	890,238
The Baldwin Insurance Group, Inc. Class A, (a)	36,320	1,778,227
		3,167,128
TOTAL FINANCIALS		43,623,015
INDUSTRIALS - 4.2%
Professional Services - 4.2%
Equifax, Inc.	5,819	1,522,018
Verisk Analytics, Inc.	1,769	520,457
		2,042,475
INFORMATION TECHNOLOGY - 3.1%
Software - 3.1%
Bill Holdings, Inc. (a)	5,470	493,503
MicroStrategy, Inc. Class A	1,674	648,625
Pagaya Technologies Ltd. Class A (d)	30,897	337,704
		1,479,832
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Homes 4 Rent Class A	11,044	422,875
TOTAL COMMON STOCKS (Cost $34,591,170)		47,961,261

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.64% (e)(f) (Cost $1,797,510)	1,797,330	1,797,510

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $36,388,680)	49,758,771
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(1,754,393)
NET ASSETS - 100.0%	48,004,378

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,586,264 or 3.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	84,627	1,080,676	1,165,304	1,236	1	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	1,661,325	18,074,576	17,938,391	3,625	-	-	1,797,510	0.0%
Total	1,745,952	19,155,252	19,103,695	4,861	1	-	1,797,510

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	393,064	393,064	-	-
Financials	43,623,015	43,623,015	-	-
Industrials	2,042,475	2,042,475	-	-
Information Technology	1,479,832	1,479,832	-	-
Real Estate	422,875	422,875	-	-

Money Market Funds	1,797,510	1,797,510	-	-
Total Investments in Securities:	49,758,771	49,758,771	-	-
Fidelity® Disruptive Finance ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,751,043) - See accompanying schedule:
Unaffiliated issuers (cost $34,591,170)	$47,961,261
Fidelity Central Funds (cost $1,797,510)	1,797,510

Total Investment in Securities (cost $36,388,680)		$49,758,771
Cash		47,192
Dividends receivable		13,702
Distributions receivable from Fidelity Central Funds		890
Other receivables		667
Total assets		49,821,222
Liabilities
Accrued management fee	$19,098
Other payables and accrued expenses	236
Collateral on securities loaned	1,797,510
Total liabilities		1,816,844
Net Assets		$48,004,378
Net Assets consist of:
Paid in capital		$37,462,989
Total accumulated earnings (loss)		10,541,389
Net Assets		$48,004,378
Net Asset Value, offering price and redemption price per share ($48,004,378 ÷ 1,244,580 shares)		$38.57
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$203,231
Income from Fidelity Central Funds (including $3,625 from security lending)		4,861
Total income		208,092
Expenses
Management fee	$105,439
Independent trustees' fees and expenses	94
Total expenses before reductions	105,533
Expense reductions	(344)
Total expenses after reductions		105,189
Net Investment income (loss)		102,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,410,539
Redemptions in-kind	1,480,244
Fidelity Central Funds	1
Foreign currency transactions	1,266
Total net realized gain (loss)		3,892,050
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,295,635
Assets and liabilities in foreign currencies	(323)
Total change in net unrealized appreciation (depreciation)		7,295,312
Net gain (loss)		11,187,362
Net increase (decrease) in net assets resulting from operations		$11,290,265
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,903	$358,033
Net realized gain (loss)	3,892,050	2,755,028
Change in net unrealized appreciation (depreciation)	7,295,312	5,959,154
Net increase (decrease) in net assets resulting from operations	11,290,265	9,072,215
Distributions to shareholders	(267,950)	(404,620)

Share transactions
Proceeds from sales of shares	-	2,694,257
Reinvestment of distributions	-	224,111
Cost of shares redeemed	(6,231,005)	(9,192,595)

Net increase (decrease) in net assets resulting from share transactions	(6,231,005)	(6,274,227)
Total increase (decrease) in net assets	4,791,310	2,393,368

Net Assets
Beginning of period	43,213,068	40,819,700
End of period	$48,004,378	$43,213,068

Other Information
Shares
Sold	-	100,156
Issued in reinvestment of distributions	-	9,007
Redeemed	(200,000)	(349,456)
Net increase (decrease)	(200,000)	(240,293)

See Organization and Reorganization information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Finance ETF

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$29.91	$24.23	$29.04	$34.73	$22.63	$19.08
Income from Investment Operations
Net investment income (loss) C,D	.08	.23	.12	.04	.21 E	.06
Net realized and unrealized gain (loss)	8.78	5.70	(3.38)	(5.10)	12.24	3.49
Total from investment operations	8.86	5.93	(3.26)	(5.06)	12.45	3.55
Distributions from net investment income	(.20)	(.25)	-	(.08)	(.10)	-
Distributions from net realized gain	-	-	(1.55)	(.55)	(.25)	-
Total distributions	(.20)	(.25)	(1.55)	(.63)	(.35)	-
Net asset value, end of period	$38.57	$29.91	$24.23	$29.04	$34.73	$22.63
Total Return F,G,H	29.80%	24.62%	(11.46)%	(14.88)%	55.31%	18.60%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.50% K	.51%	.86%	1.00%	1.01% L	1.01% K,L
Expenses net of fee waivers, if any	.50 % K	.50%	.86%	1.00%	1.01% L	1.01% K,L
Expenses net of all reductions	.50% K	.50%	.86%	1.00%	1.01% L	1.01% K,L
Net investment income (loss)	.49% K	.84%	.48%	.12%	.72% E	1.99% K
Supplemental Data
Net assets, end of period (000 omitted)	$48,004	$43,213	$40,820	$18,486	$48,219	$2,373
Portfolio turnover rate M	24 % K,N	34% N	22%	43%	18%	0% O

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Fidelity® Disruptive Medicine ETF
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
HEALTH CARE - 99.5%
Biotechnology - 31.1%
Alnylam Pharmaceuticals, Inc. (a)	6,061	1,533,857
AnaptysBio, Inc. (a)(b)	6,300	157,248
Arcellx, Inc. (a)	2,464	217,004
Argenx SE ADR (a)	3,016	1,859,515
Ascendis Pharma A/S sponsored ADR (a)	3,865	525,949
BioNTech SE ADR (a)	2,000	236,780
Crinetics Pharmaceuticals, Inc. (a)	11,500	657,800
Cytokinetics, Inc. (a)	11,735	608,577
Day One Biopharmaceuticals, Inc. (a)(b)	15,300	213,129
Denali Therapeutics, Inc. (a)	8,400	210,000
Dyne Therapeutics, Inc. (a)	18,300	560,163
Exact Sciences Corp. (a)(b)	29,630	1,839,430
Janux Therapeutics, Inc. (a)	14,042	634,839
Keros Therapeutics, Inc. (a)	11,773	679,773
Legend Biotech Corp. ADR (a)	37,859	1,592,728
Moonlake Immunotherapeutics Class A (a)	4,600	250,378
Natera, Inc. (a)	1,927	323,312
Nurix Therapeutics, Inc. (a)	8,900	196,779
Perspective Therapeutics, Inc. (b)	18,800	81,780
Regeneron Pharmaceuticals, Inc. (a)	2,243	1,682,743
Repligen Corp. (a)	4,925	741,410
Vaxcyte, Inc. (a)	6,485	611,795
Vertex Pharmaceuticals, Inc. (a)	941	440,510
Xenon Pharmaceuticals, Inc. (a)	15,469	659,443
Zai Lab Ltd. ADR (a)	28,515	822,658
		17,337,600
Health Care Equipment & Supplies - 35.5%
Align Technology, Inc. (a)	1,845	429,461
Boston Scientific Corp. (a)	38,979	3,533,835
DexCom, Inc. (a)	14,307	1,115,803
Edwards Lifesciences Corp. (a)	16,200	1,155,870
Glaukos Corp. (a)	5,500	790,075
Inspire Medical Systems, Inc. (a)	5,824	1,122,634
Insulet Corp. (a)	9,134	2,436,769
Intuitive Surgical, Inc. (a)	4,550	2,466,100
iRhythm Technologies, Inc. (a)(b)	2,803	243,763
Masimo Corp. (a)	6,888	1,188,456
Penumbra, Inc. (a)	6,186	1,510,126
PROCEPT BioRobotics Corp. (a)(b)	9,900	946,341
ResMed, Inc.	3,044	758,017
Stryker Corp.	3,887	1,524,287
Tandem Diabetes Care, Inc. (a)(b)	18,678	572,107
		19,793,644
Health Care Providers & Services - 11.1%
agilon health, Inc. (a)	421,694	881,340
Centene Corp. (a)	9,361	561,660
LifeStance Health Group, Inc. (a)	184,461	1,387,147
Privia Health Group, Inc. (a)	33,946	729,160
UnitedHealth Group, Inc.	4,288	2,616,538
		6,175,845
Health Care Technology - 6.0%
Doximity, Inc. Class A (a)	11,973	634,569
Phreesia, Inc. (a)	24,534	515,950
Veeva Systems, Inc. Class A (a)	5,181	1,180,491
Waystar Holding Corp. (b)	32,000	988,160
		3,319,170
Life Sciences Tools & Services - 11.1%
10X Genomics, Inc. Class A (a)	23,248	369,643
Bruker Corp.	11,063	641,101
Danaher Corp.	8,709	2,087,460
Lonza Group AG	1,063	635,182
Sartorius Stedim Biotech	4,896	933,103
Thermo Fisher Scientific, Inc.	1,907	1,010,004
West Pharmaceutical Services, Inc.	1,620	527,602
		6,204,095
Pharmaceuticals - 4.7%
Eli Lilly & Co.	1,213	964,760
Structure Therapeutics, Inc. ADR (a)	6,300	208,845
UCB SA	7,400	1,449,428
		2,623,033
TOTAL COMMON STOCKS (Cost $46,530,259)		55,453,387

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (c)	246,933	246,983
Fidelity Securities Lending Cash Central Fund 4.64% (c)(d)	2,750,708	2,750,984
TOTAL MONEY MARKET FUNDS (Cost $2,997,967)		2,997,967

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $49,528,226)	58,451,354
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(2,750,442)
NET ASSETS - 100.0%	55,700,912

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	460,863	3,009,239	3,223,119	11,949	-	-	246,983	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	3,522,700	17,884,647	18,656,363	850	-	-	2,750,984	0.0%
Total	3,983,563	20,893,886	21,879,482	12,799	-	-	2,997,967

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Health Care	55,453,387	55,453,387	-	-

Money Market Funds	2,997,967	2,997,967	-	-
Total Investments in Securities:	58,451,354	58,451,354	-	-
Fidelity® Disruptive Medicine ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,670,437) - See accompanying schedule:
Unaffiliated issuers (cost $46,530,259)	$55,453,387
Fidelity Central Funds (cost $2,997,967)	2,997,967

Total Investment in Securities (cost $49,528,226)		$58,451,354
Dividends receivable		20,585
Distributions receivable from Fidelity Central Funds		2,428
Other receivables		498
Total assets		58,474,865
Liabilities
Accrued management fee	$22,803
Other payables and accrued expenses	166
Collateral on securities loaned	2,750,984
Total liabilities		2,773,953
Net Assets		$55,700,912
Net Assets consist of:
Paid in capital		$58,722,875
Total accumulated earnings (loss)		(3,021,963)
Net Assets		$55,700,912
Net Asset Value, offering price and redemption price per share ($55,700,912 ÷ 2,123,806 shares)		$26.23
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$65,594
Interest		46
Income from Fidelity Central Funds (including $850 from security lending)		12,799
Total income		78,439
Expenses
Management fee	$134,069
Independent trustees' fees and expenses	117
Total expenses before reductions	134,186
Expense reductions	(270)
Total expenses after reductions		133,916
Net Investment income (loss)		(55,477)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(712,285)
Foreign currency transactions	(515)
Total net realized gain (loss)		(712,800)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,546,719
Assets and liabilities in foreign currencies	(529)
Total change in net unrealized appreciation (depreciation)		6,546,190
Net gain (loss)		5,833,390
Net increase (decrease) in net assets resulting from operations		$5,777,913
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(55,477)	$(68,700)
Net realized gain (loss)	(712,800)	(373,863)
Change in net unrealized appreciation (depreciation)	6,546,190	(672,987)
Net increase (decrease) in net assets resulting from operations	5,777,913	(1,115,550)
Distributions to shareholders	(2,124)	-

Share transactions
Proceeds from sales of shares	-	11,592,851
Cost of shares redeemed	-	(3,749,043)

Net increase (decrease) in net assets resulting from share transactions	-	7,843,808
Total increase (decrease) in net assets	5,775,789	6,728,258

Net Assets
Beginning of period	49,925,123	43,196,865
End of period	$55,700,912	$49,925,123

Other Information
Shares
Sold	-	500,368
Redeemed	-	(149,500)
Net increase (decrease)	-	350,868

See Organization and Reorganization information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Medicine ETF

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$23.51	$24.36	$22.08	$28.82	$24.52	$22.17
Income from Investment Operations
Net investment income (loss) C,D	(.03)	(.03)	(.11)	(.20)	(.16)	(.02)
Net realized and unrealized gain (loss)	2.75	(.82)	2.39	(6.25)	4.66	2.37
Total from investment operations	2.72	(.85)	2.28	(6.45)	4.50	2.35
Distributions from net investment income	- E	-	-	-	-	-
Distributions from net realized gain	-	-	-	(.29)	(.20)	-
Total distributions	- E	-	-	(.29)	(.20)	-
Net asset value, end of period	$26.23	$23.51	$24.36	$22.08	$28.82	$24.52
Total Return F,G,H	11.57%	(3.50)%	10.34%	(22.68)%	18.44%	10.60%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.50% K	.51%	.84%	1.00%	1.01% L	1.01% K,L
Expenses net of fee waivers, if any	.50 % K	.50%	.84%	1.00%	1.01% L	1.01% K,L
Expenses net of all reductions	.50% K	.50%	.84%	1.00%	1.01% L	1.01% K,L
Net investment income (loss)	(.21)% K	(.14)%	(.51)%	(.70)%	(.58)%	(.75)% K
Supplemental Data
Net assets, end of period (000 omitted)	$55,701	$49,925	$43,197	$11,027	$32,331	$5,666
Portfolio turnover rate M	39 % K	33% N	39%	47%	44%	0% O,P

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
PAmount represents less than 1%.
Fidelity® Disruptive Technology ETF
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 18.2%
Entertainment - 8.1%
Netflix, Inc. (a)	8,370	7,422,600
Sea Ltd. ADR Class A (a)	26,773	3,046,767
Spotify Technology SA (a)	3,728	1,778,107
Universal Music Group NV	46,492	1,120,665
		13,368,139
Interactive Media & Services - 9.0%
Alphabet, Inc. Class C	34,391	5,863,322
Meta Platforms, Inc. Class A	12,409	7,126,737
Snap, Inc. Class A (a)	146,652	1,731,960
		14,722,019
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	7,511	1,854,766
TOTAL COMMUNICATION SERVICES		29,944,924
CONSUMER DISCRETIONARY - 6.2%
Broadline Retail - 5.7%
Amazon.com, Inc. (a)	31,761	6,602,794
Global-e Online Ltd. (a)	23,666	1,237,258
PDD Holdings, Inc. ADR (a)	15,256	1,473,119
		9,313,171
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A (a)	6,517	887,029
TOTAL CONSUMER DISCRETIONARY		10,200,200
FINANCIALS - 2.9%
Financial Services - 2.9%
Adyen BV (a)(b)	850	1,238,131
Block, Inc. Class A (a)	19,259	1,705,384
Toast, Inc. (a)	39,832	1,734,285
		4,677,800
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 2.0%
Hoya Corp.	25,261	3,251,859
INDUSTRIALS - 0.9%
Ground Transportation - 0.9%
Uber Technologies, Inc. (a)	21,667	1,559,157
INFORMATION TECHNOLOGY - 69.7%
IT Services - 5.6%
Accenture PLC Class A	5,132	1,859,683
Shopify, Inc. Class A (a)	63,725	7,366,610
		9,226,293
Semiconductors & Semiconductor Equipment - 25.8%
Advantest Corp.	68,598	3,778,014
ASML Holding NV (Netherlands)	6,652	4,628,223
BE Semiconductor Industries NV	14,075	1,680,734
Marvell Technology, Inc.	76,538	7,094,307
Micron Technology, Inc.	18,964	1,857,524
NVIDIA Corp.	73,504	10,161,927
NXP Semiconductors NV	8,400	1,926,708
ON Semiconductor Corp. (a)	44,316	3,151,754
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,672	8,064,472
		42,343,663
Software - 35.4%
Adobe, Inc. (a)	11,146	5,750,556
Atlassian Corp. PLC Class A, (a)	10,226	2,695,369
Crowdstrike Holdings, Inc. Class A (a)	5,791	2,003,512
Datadog, Inc. Class A (a)	26,546	4,054,902
HubSpot, Inc. (a)	6,186	4,460,415
Intuit, Inc.	5,018	3,220,201
Microsoft Corp.	18,786	7,955,120
Monday.com Ltd. (a)	10,081	2,876,714
Palo Alto Networks, Inc. (a)	9,618	3,730,053
Salesforce, Inc.	26,197	8,644,748
SAP SE	17,859	4,244,425
Synopsys, Inc. (a)	6,396	3,572,102
WiseTech Global Ltd.	24,194	2,021,487
Workday, Inc. Class A (a)	11,229	2,807,138
		58,036,742
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	9,223	2,188,895
Samsung Electronics Co. Ltd.	65,005	2,526,032
		4,714,927
TOTAL INFORMATION TECHNOLOGY		114,321,625
TOTAL COMMON STOCKS (Cost $111,136,990)		163,955,565

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (c) (Cost $141,978)	141,949	141,978

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $111,278,968)	164,097,543
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,858)
NET ASSETS - 100.0%	164,085,685

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,238,131 or 0.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	385,903	7,885,598	8,129,529	11,879	6	-	141,978	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	1,251,475	12,757,420	14,008,895	294	-	-	-	0.0%
Total	1,637,378	20,643,018	22,138,424	12,173	6	-	141,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	29,944,924	29,944,924	-	-
Consumer Discretionary	10,200,200	10,200,200	-	-
Financials	4,677,800	4,677,800	-	-
Health Care	3,251,859	3,251,859	-	-
Industrials	1,559,157	1,559,157	-	-
Information Technology	114,321,625	114,321,625	-	-

Money Market Funds	141,978	141,978	-	-
Total Investments in Securities:	164,097,543	164,097,543	-	-
Fidelity® Disruptive Technology ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $111,136,990)	$163,955,565
Fidelity Central Funds (cost $141,978)	141,978

Total Investment in Securities (cost $111,278,968)		$164,097,543
Foreign currency held at value (cost $7,339)		7,339
Dividends receivable		47,554
Distributions receivable from Fidelity Central Funds		963
Other receivables		622
Total assets		164,154,021
Liabilities
Accrued management fee	$68,228
Other payables and accrued expenses	108
Total liabilities		68,336
Net Assets		$164,085,685
Net Assets consist of:
Paid in capital		$145,232,160
Total accumulated earnings (loss)		18,853,525
Net Assets		$164,085,685
Net Asset Value, offering price and redemption price per share ($164,085,685 ÷ 4,588,469 shares)		$35.76
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$251,334
Income from Fidelity Central Funds (including $294 from security lending)		12,173
Total income		263,507
Expenses
Management fee	$389,299
Independent trustees' fees and expenses	338
Total expenses before reductions	389,637
Expense reductions	(373)
Total expenses after reductions		389,264
Net Investment income (loss)		(125,757)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,086,670)
Redemptions in-kind	2,832,666
Fidelity Central Funds	6
Foreign currency transactions	(2,822)
Total net realized gain (loss)		(3,256,820)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,202,800
Assets and liabilities in foreign currencies	542
Total change in net unrealized appreciation (depreciation)		26,203,342
Net gain (loss)		22,946,522
Net increase (decrease) in net assets resulting from operations		$22,820,765
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(125,757)	$(164,068)
Net realized gain (loss)	(3,256,820)	(4,743,993)
Change in net unrealized appreciation (depreciation)	26,203,342	29,876,530
Net increase (decrease) in net assets resulting from operations	22,820,765	24,968,469

Share transactions
Proceeds from sales of shares	-	32,417,022
Cost of shares redeemed	(6,812,611)	(10,852,977)

Net increase (decrease) in net assets resulting from share transactions	(6,812,611)	21,564,045
Total increase (decrease) in net assets	16,008,154	46,532,514

Net Assets
Beginning of period	148,077,531	101,545,017
End of period	$164,085,685	$148,077,531

Other Information
Shares
Sold	-	1,048,177
Redeemed	(200,000)	(434,792)
Net increase (decrease)	(200,000)	613,385

See Organization and Reorganization information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Technology ETF

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$30.92	$24.32	$21.70	$33.25	$21.11	$18.37
Income from Investment Operations
Net investment income (loss) C,D	(.03)	(.04)	(.09) E	(.26)	(.24)	(.02)
Net realized and unrealized gain (loss)	4.87	6.64	2.97	(10.79)	12.51	2.76
Total from investment operations	4.84	6.60	2.88	(11.05)	12.27	2.74
Distributions from net realized gain	-	-	(.26)	(.50)	(.13)	-
Total distributions	-	-	(.26)	(.50)	(.13)	-
Net asset value, end of period	$35.76	$30.92	$24.32	$21.70	$33.25	$21.11
Total Return F,G,H	15.64%	27.13%	13.45%	(33.85)%	58.13%	14.90%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.50% K	.51%	.87%	.99% L	1.01% L	1.01% K,L
Expenses net of fee waivers, if any	.50 % K	.50%	.87%	.99% L	1.01% L	1.01% K,L
Expenses net of all reductions	.50% K	.50%	.87%	.99% L	1.01% L	1.01% K,L
Net investment income (loss)	(.16)% K	(.14)%	(.42)% E	(.78)%	(.77)%	(.62)% K
Supplemental Data
Net assets, end of period (000 omitted)	$164,086	$148,078	$101,545	$34,802	$130,244	$6,198
Portfolio turnover rate M	28 % K,N	25% N	28%	33%	29%	0% O,P

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount represents less than 1%.
PAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF and Fidelity Disruptive Technology ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Disruptive Medicine ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 9, 2023, each Fidelity Disruptive Fund (Predecessor Fund) reorganized into the newly created exchange traded fund (ETF) as noted in the table below. Each Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of each Fund for the fiscal year ended May 31, 2024 and prior reflect the financial information of each Predecessor Fund through June 9, 2023 (see Prior Fiscal Year Reorganization Information note).

Current ETFs	Former Mutual Funds (Predecessor Funds)
Fidelity Disruptive Automation ETF	Fidelity Disruptive Automation Fund
Fidelity Disruptive Communications ETF	Fidelity Disruptive Communications Fund
Fidelity Disruptive Finance ETF	Fidelity Disruptive Finance Fund
Fidelity Disruptive Medicine ETF	Fidelity Disruptive Medicine Fund
Fidelity Disruptive Technology ETF	Fidelity Disruptive Technology Fund
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Disruptive Automation ETF	86,964,226	25,036,486	(9,040,947)	15,995,539
Fidelity Disruptive Communications ETF	44,947,931	19,757,170	(4,799,618)	14,957,552
Fidelity Disruptive Finance ETF	36,576,346	17,164,211	(3,981,786)	13,182,425
Fidelity Disruptive Medicine ETF	49,572,662	14,147,497	(5,268,805)	8,878,692
Fidelity Disruptive Technology ETF	112,090,318	57,027,948	(5,020,723)	52,007,225

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Disruptive Automation ETF	(2,949,356)	(7,162,182)	(10,111,538)
Fidelity Disruptive Communications ETF	(4,704,590)	(2,256,816)	(6,961,406)
Fidelity Disruptive Finance ETF	(4,383,267)	(2,112,175)	(6,495,442)
Fidelity Disruptive Medicine ETF	(7,080,374)	(4,173,152)	(11,253,526)
Fidelity Disruptive Technology ETF	(3,662,027)	(25,749,508)	(29,411,535)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation ETF	15,320,051	17,691,553
Fidelity Disruptive Communications ETF	8,941,351	10,250,995
Fidelity Disruptive Finance ETF	5,017,820	6,400,218
Fidelity Disruptive Medicine ETF	10,433,491	10,265,776
Fidelity Disruptive Technology ETF	21,420,857	22,017,265

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptive Automation ETF	-	8,380,157
Fidelity Disruptive Communications ETF	3,243,570	1,503,137
Fidelity Disruptive Finance ETF	-	4,944,559
Fidelity Disruptive Technology ETF	-	6,086,957
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Disruptive Automation ETF	.50%
Fidelity Disruptive Communications ETF	.50%
Fidelity Disruptive Finance ETF	.50%
Fidelity Disruptive Medicine ETF	.50%
Fidelity Disruptive Technology ETF	.50%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disruptive Automation ETF	295
Fidelity Disruptive Communications ETF	208
Fidelity Disruptive Finance ETF	16
Fidelity Disruptive Medicine ETF	340
Fidelity Disruptive Technology ETF	415

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Disruptive Automation ETF	1,316,218	59,269	(1,106)
Fidelity Disruptive Communications ETF	65,045	2,424,154	1,207,661
Fidelity Disruptive Finance ETF	-	1,933,563	666,316
Fidelity Disruptive Medicine ETF	825,807	1,603,600	646,881
Fidelity Disruptive Technology ETF	485,413	1,858,122	(1,951,536)
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptive Automation ETF	549	34	-
Fidelity Disruptive Communications ETF	3	-	-
Fidelity Disruptive Finance ETF	387	-	-
Fidelity Disruptive Medicine ETF	85	-	-
Fidelity Disruptive Technology ETF	31	-	-
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Disruptive Automation ETF	466
Fidelity Disruptive Communications ETF	155
Fidelity Disruptive Finance ETF	344
Fidelity Disruptive Medicine ETF	270
Fidelity Disruptive Technology ETF	373
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On June 9, 2023 each Fund (Predecessor Fund) reorganized into a newly created exchange traded fund (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of each Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. Each Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of each Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

Predecessor Funds	New ETFs
Fidelity Disruptive Automation Fund	Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications Fund	Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance Fund	Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine Fund	Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology Fund	Fidelity Disruptive Technology ETF

For financial reporting purposes, the assets and liabilities of each Predecessor Fund and shares issued by each ETF were recorded at fair value; however, the cost basis of the investments received from each Predecessor Fund were carried forward and will be utilized for purposes of each ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to each Predecessor Fund or their shareholders. Costs incurred in connection with the reorganization were paid by each Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Disruptive Automation Fund	111,001,230	9,648,810	111,488,793	4,459,561	.6686440000
Fidelity Disruptive Communications Fund	38,182,670	416,225	38,176,192	1,527,044	.4988520000
Fidelity Disruptive Finance Fund	41,565,870	1,661,222	41,616,228	1,664,653	.5240880000
Fidelity Disruptive Medicine Fund	43,523,861	4,291,008	43,537,456	1,741,504	.4511440000
Fidelity Disruptive Technology Fund	102,251,358	1,677,809	102,438,029	4,097,527	.5443240000

Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)

Fidelity Disruptive Automation ETF	25	111,488,818
Fidelity Disruptive Communications ETF	25	38,176,217
Fidelity Disruptive Finance ETF	25	41,616,253
Fidelity Disruptive Medicine ETF	25	43,537,481
Fidelity Disruptive Technology ETF	25	102,438,054

Pro forma results of operations of the combined entity for the entire period ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

ETF name	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations

Fidelity Disruptive Automation ETF	425,597	131,063	3,058,893	3,615,553
Fidelity Disruptive Communications ETF	(56,364)	2,695,971	10,821,394	13,461,001
Fidelity Disruptive Finance ETF	358,188	2,755,028	5,959,154	9,072,370
Fidelity Disruptive Medicine ETF	(68,608)	(373,863)	(672,987)	(1,115,458)
Fidelity Disruptive Technology ETF	(163,618)	(4,743,993)	29,876,530	24,968,919

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Predecessor Fund that has been included in each ETF's Statement of Operations since June 9, 2023.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9907222.101
DRA-SANN-0125
Fidelity® Disruptors ETF

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disruptors ETF
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 82.1%
	Shares	Value ($)
Fidelity Disruptive Communications ETF (a)(b)	506,563	19,735,687
Fidelity Disruptive Finance ETF (b)	561,315	21,898,364
Fidelity Disruptive Medicine ETF (a)(b)	641,664	16,837,975
Fidelity Disruptive Technology ETF (a)(b)	551,153	19,709,943
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,071,669)		78,181,969

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Disruptive Automation ETF (b) (Cost $12,285,636)	598,997	16,723,987

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (c)	333,816	333,883
Fidelity Securities Lending Cash Central Fund 4.64% (c)(d)	1,883,639	1,883,827
TOTAL SHORT-TERM FUNDS (Cost $2,217,710)		2,217,710

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $72,575,015)	97,123,666
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(1,871,217)
NET ASSETS - 100.0%	95,252,449

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	108,572	259,135	33,824	8,125	-	-	333,883	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	2,627,750	5,662,326	6,406,249	57,090	-	-	1,883,827	0.0%
Total	2,736,322	5,921,461	6,440,073	65,215	-	-	2,217,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Disruptive Automation ETF	17,401,255	717,572	2,690,861	39,531	977,920	318,101	16,723,987
Fidelity Disruptive Communications ETF	22,010,331	-	5,060,249	16,383	1,433,568	1,352,037	19,735,687
Fidelity Disruptive Finance ETF	19,652,013	-	3,136,566	127,088	1,011,064	4,371,853	21,898,364
Fidelity Disruptive Medicine ETF	16,712,709	953,946	2,712,031	690	164,923	1,718,428	16,837,975
Fidelity Disruptive Technology ETF	19,967,527	-	3,102,966	-	1,248,755	1,596,627	19,709,943
	95,743,835	1,671,518	16,702,673	183,692	4,836,230	9,357,046	94,905,956

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	78,181,969	78,181,969	-	-

International Equity Funds	16,723,987	16,723,987	-	-

Short-Term Funds	2,217,710	2,217,710	-	-
Total Investments in Securities:	97,123,666	97,123,666	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,858,264) - See accompanying schedule:
Fidelity Central Funds (cost $2,217,710)	$2,217,710
Other affiliated issuers (cost $70,357,305)	94,905,956

Total Investment in Securities (cost $72,575,015)		$97,123,666
Cash		15,896
Receivable for investments sold		3,244,468
Distributions receivable from Fidelity Central Funds		8,774
Total assets		100,392,804
Liabilities
Payable for fund shares redeemed	$3,256,404
Other payables and accrued expenses	124
Collateral on securities loaned	1,883,827
Total liabilities		5,140,355
Net Assets		$95,252,449
Net Assets consist of:
Paid in capital		$81,214,963
Total accumulated earnings (loss)		14,037,486
Net Assets		$95,252,449
Net Asset Value, offering price and redemption price per share ($95,252,449 ÷ 2,925,062 shares)		$32.56
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$183,692
Income from Fidelity Central Funds (including $57,090 from security lending)		65,215
Total income		248,907
Expenses
Independent trustees' fees and expenses	$209
Total expenses		209
Net Investment income (loss)		248,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	77
Redemptions in-kind	4,596,175
Affiliated issuers	240,055
Total net realized gain (loss)		4,836,307
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	9,357,046
Total change in net unrealized appreciation (depreciation)		9,357,046
Net gain (loss)		14,193,353
Net increase (decrease) in net assets resulting from operations		$14,442,051
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$248,698	$327,672
Net realized gain (loss)	4,836,307	3,076,867
Change in net unrealized appreciation (depreciation)	9,357,046	11,699,015
Net increase (decrease) in net assets resulting from operations	14,442,051	15,103,554
Distributions to shareholders	(214,979)	(204,878)

Share transactions
Proceeds from sales of shares	-	6,190,582
Cost of shares redeemed	(14,842,231)	(20,630,421)

Net increase (decrease) in net assets resulting from share transactions	(14,842,231)	(14,439,839)
Total increase (decrease) in net assets	(615,159)	458,837

Net Assets
Beginning of period	95,867,608	95,408,771
End of period	$95,252,449	$95,867,608

Other Information
Shares
Sold	-	225,397
Redeemed	(500,000)	(827,857)
Net increase (decrease)	(500,000)	(602,460)

See Organization and Reorganization information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptors ETF

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$27.99	$23.69	$22.31	$29.44	$20.17	$17.43
Income from Investment Operations
Net investment income (loss) C,D	.08	.09	(.10)	(.21)	(.21)	(.02)
Net realized and unrealized gain (loss)	4.56	4.27	1.48	(6.54)	9.67	2.76
Total from investment operations	4.64	4.36	1.38	(6.75)	9.46	2.74
Distributions from net investment income	(.07)	(.06)	-	-	-	-
Distributions from net realized gain	-	-	-	(.38)	(.19)	-
Total distributions	(.07)	(.06)	-	(.38)	(.19)	-
Net asset value, end of period	$32.56	$27.99	$23.69	$22.31	$29.44	$20.17
Total Return E,F,G	16.61%	18.43%	6.17%	(23.29)%	46.99%	15.70%
Ratios to Average Net Assets D,H,I
Expenses before reductions	-% J,K	.03%	.90%	1.00%	1.01% L	1.01% K,L
Expenses net of fee waivers, if any	- % J,K	-% J	.82%	1.00%	1.01% L	1.01% K,L
Expenses net of all reductions	-% J,K	-% J	.82%	1.00%	1.01% L	1.01% K,L
Net investment income (loss)	.54% K	.35%	(.50)%	(.69)%	(.77)%	(1.01)% K
Supplemental Data
Net assets, end of period (000 omitted)	$95,252	$95,868	$95,409	$48,579	$141,385	$19,310
Portfolio turnover rate M	4 % K,N	4%	12%	22%	3%	0% O

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Disruptors ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective June 16, 2023, Fidelity Disruptors Fund (Predecessor Fund) reorganized into the newly created Fidelity Disruptors ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund for the fiscal year ended May 31, 2024 and prior reflect the financial information of the Predecessor Fund through June 16, 2023 (see Prior Fiscal Year Reorganization Information note).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,313,790
Gross unrealized depreciation	(85,261)
Net unrealized appreciation (depreciation)	$24,228,529
Tax cost	$72,895,137

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,351,974)
Long-term	(9,709,092)
Total capital loss carryforward	$(15,061,066)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors ETF	1,671,518	1,910,778

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptors ETF	-	14,791,894
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. The Fund does not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptors ETF	6,141	-	-
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Prior Fiscal Year Reorganization Information.
On June 16, 2023 the Fidelity Disruptors Fund (Predecessor Fund) reorganized into a newly created Fidelity Disruptors ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Disruptors Fund	98,438,042	8,954,987	98,615,698	3,944,631	.5736680000

Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Disruptors ETF	25	98,615,723

Pro forma results of operations of the combined entity for the entire period ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$327,689
Total net realized gain (loss)	3,076,867
Total change in net unrealized appreciation (depreciation)	11,699,015
Net increase (decrease) in net assets resulting from operations	$15,103,571

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since June 16, 2023.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910204.101
DRE-SANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025